UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA                8/11/08
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           96

Form 13F Information Table Value Total:  $   596,162
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                        FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

            Column1                   Column2         Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------         -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS           CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----           -----         -----     -------------   ----------  ------------   ---------

Oil Service Holders                   DEPOSTRY RCPT   678002106        510,623         2,300     Sole          None        None
Vanguard FTSE All-World ex-US         ALLWRLD EX US   922042775        207,266         3,907     Sole          None        None
Watson Wyatt & Co                     CL A            942712100        211,560         4,000     Sole          None        None
Emerson Electric Co.                  COM             291011104        242,305         4,900     Sole          None        None
Computer Sciences Cor                 COM             205363104        234,200         5,000     Sole          None        None
PartnerRe Ltd.                        COM             G6852T105        345,650         5,000     Sole          None        None
American Express Comp                 COM             025816109        229,599         6,095     Sole          None        None
Genesco Inc.                          COM             371532102        202,198         6,550     Sole          None        None
Whiting Petroleum Corp                COM             966387102        721,344         6,800     Sole          None        None
Baxter International                  COM             071813109        449,498         7,030     Sole          None        None
Affiliated Computer S                 COM             008190100        390,210         7,295     Sole          None        None
U.S. Bancorp                          COM             902973304        213,414         7,652     Sole          None        None
Vanguard Growth VIPERs                GROWTH ETF      922908736        455,763         7,700     Sole          None        None
Vanguard Value VIPERs                 VALUE ETF       922908744        460,636         8,233     Sole          None        None
Philip Morris Intl Inc                COM             718172109        407,616         8,253     Sole          None        None
Wells Fargo & Co                      COM             949746101        196,792         8,286     Sole          None        None
Johnson Controls Inc                  COM             478366107        238,044         8,300     Sole          None        None
Altria Group Inc                      COM             02209S103        170,800         8,307     Sole          None        None
Polaris Industries In                 COM             731068102        353,244         8,748     Sole          None        None
Ecotality, Inc.                       COM             27922Y103          1,400        10,000     Sole          None        None
Human Genome Sciences                 COM             444903108         52,100        10,000     Sole          None        None
Compuware Corporation                 COM             205638109         95,400        10,000     Sole          None        None
SunTrust Banks Inc.                   COM             867914103        368,068        10,162     Sole          None        None
Bristol-Myers Squibb                  COM             110122108        221,519        10,790     Sole          None        None
Hewlett-Packard Co                    COM             428236103        502,093        11,357     Sole          None        None
Selective Insurance G                 COM             816300107        225,120        12,000     Sole          None        None
Home Depot Inc.                       COM             437076102        338,770        14,465     Sole          None        None
Procter & Gamble Co.                  COM             742718109        903,028        14,850     Sole          None        None
Progressive Corp.                     COM             743315103        287,352        15,350     Sole          None        None
Duke Energy Corporation               COM             26441C105        296,329        17,050     Sole          None        None
Cavalier Homes                        COM             149507105         39,800        20,000     Sole          None        None
Cisco Systems Inc.                    COM             17275R102        477,132        20,513     Sole          None        None
Coachmen Industries                   COM             189873102         44,736        21,102     Sole          None        None
Exelon Corp                           COM             30161N101      2,061,433        22,915     Sole          None        None
Coca-Cola Enterprises                 COM             191219104        442,101        25,555     Sole          None        None
Old Republic Intl                     COM             680223104        311,581        26,316     Sole          None        None
LSI Logic Corporation                 COM             502161102        184,200        30,000     Sole          None        None
Interface Inc cl A                    CL A            458665106        409,806        32,706     Sole          None        None
Alliant Energy Corp.                  COM             018802108      1,411,169        41,190     Sole          None        None
Commerce Bancshares                   COM             200525103      1,774,547        44,744     Sole          None        None
BE Aerospace Inc.                     COM             073302101      1,116,755        47,950     Sole          None        None
Pinnacle West Capital                 COM             723484101      1,504,345        48,890     Sole          None        None
Integrys Energy                       COM             45822P105      2,729,063        53,690     Sole          None        None
Cousins Properties In                 COM             222795106      1,285,902        55,667     Sole          None        None
Apple Computer Inc.                   COM             037833100     10,562,283        63,081     Sole          None        None
PETsMART Inc.                         COM             716768106      1,382,720        69,309     Sole          None        None
CBRE Realty Finance                   COM             12498b307        242,950        70,625     Sole          None        None
Comerica Incorporated                 COM             200340107      1,836,133        71,640     Sole          None        None
Sara Lee Corp.                        COM             803111103        890,330        72,680     Sole          None        None
Hugoton Royalty Trust                 UNIT BEN INT    444717102      3,068,476        82,932     Sole          None        None
Torchmark Corp.                       COM             891027104      4,899,034        83,530     Sole          None        None
Exxon Mobil                           COM             30231G102      7,549,745        85,666     Sole          None        None
AGL Resources Inc.                    COM             001204106      4,061,075       117,440     Sole          None        None
Citigroup Inc                         COM             172967101      1,991,152       118,804     Sole          None        None
Verizon Communication                 COM             92343V104      5,372,127       151,755     Sole          None        None
Dow Chemical Company                  COM             260543103      6,123,389       175,405     Sole          None        None
Fifth Third Bancorp                   COM             316773100      1,801,351       176,950     Sole          None        None
ConAgra Foods Inc                     COM             205887102      3,446,572       178,764     Sole          None        None
Coca-Cola Company                     COM             191216100      9,525,044       183,244     Sole          None        None
BB&T Corp                             COM             054937107      4,398,481       193,170     Sole          None        None
IBM Corp                              COM             459200101     23,432,384       197,692     Sole          None        None
ChevronTexaco Corp                    COM             166764100     20,212,576       203,900     Sole          None        None
PepsiCo Inc.                          COM             713448108     15,424,645       242,564     Sole          None        None
Wal-Mart Stores Inc.                  COM             931142103     14,280,532       254,102     Sole          None        None
Nike Inc cl B                         CL B            654106103     15,593,678       261,595     Sole          None        None
Chubb Corp                            COM             171232101     12,992,159       265,092     Sole          None        None
Eli Lilly & Co.                       COM             532457108     12,713,526       275,423     Sole          None        None
ConocoPhillips                        COM             20825C104     27,585,477       292,250     Sole          None        None
Johnson & Johnson                     COM             478160104     20,314,519       315,737     Sole          None        None
Gannett Co. Inc.                      COM             364730101      6,891,493       318,020     Sole          None        None
Capital One Financial                 COM             14040H105     12,943,355       340,525     Sole          None        None
Harley-Davidson Inc.                  COM             412822108     12,436,817       342,990     Sole          None        None
ITT Industries Inc.                   COM             450911102     21,930,926       346,296     Sole          None        None
Morgan Stanley                        COM             617446448     13,337,135       369,757     Sole          None        None
Canadian Natl Railway                 COM             136375102     18,252,851       379,635     Sole          None        None
Microsoft Corporation                 COM             594918104     10,671,505       387,914     Sole          None        None
J P Morgan Chase                      COM             46625H100     13,521,262       394,091     Sole          None        None
Wyeth                                 COM             983024100     18,933,505       394,777     Sole          None        None
Honeywell International Inc           COM             438516106     22,471,044       446,918     Sole          None        None
Halliburton Company                   COM             406216101     29,415,318       554,274     Sole          None        None
Bank of America Corp.                 COM             060505104     13,296,597       557,042     Sole          None        None
AT&T Inc.                             COM             00206R102     20,413,474       605,921     Sole          None        None
Intel Corporation                     COM             458140100     15,054,894       700,880     Sole          None        None
HCC Insurance Holding                 COM             404132102     15,997,822       756,756     Sole          None        None
Newell Rubbermaid In                  COM             651229106     14,899,587       887,408     Sole          None        None
Oracle Corporation                    COM             68389X105     19,533,528       930,168     Sole          None        None
Pfizer Inc.                           COM             717081103     19,119,685     1,094,430     Sole          None        None
BP PLC ADS                            SPONSORED ADR   055622104        674,272         9,692     Sole          None        None
Enerplus Resource Fund                UNIT TR G NEW   29274D604        219,640         4,750     Sole          None        None
Honda Motor Co. Ltd.                  AMERN SHS       438128308     18,649,461       548,030     Sole          None        None
Nokia Corporation                     SPONSORED ADR   654902204     14,283,108       582,984     Sole          None        None
Royal Dutch Shell ADR A               SPONS ADR A     780259206      5,193,079        63,555     Sole          None        None
Statoil ASA                           SPONSORED ADR   85771P102        747,600        20,000     Sole          None        None
Roberts Realty Inv                    COM             769900101         87,210        15,300     Sole          None        None
ISHARES LEHMAN AG BD                  LEHMAN AGG BND  464287226      2,741,422        27,305     Sole          None        None
ISHARES Lehman Short Treasury Bond    LEHMAN SH TREA  464288679      1,421,228        12,905     Sole          None        None